[LETTEHEAD]
January 29, 2009
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:       Transamerica Series Trust (the “Trust” or “Registrant”)
           (033-00507; 811-04419)
Ladies and Gentlemen:
Attached for filing on behalf of the Trust via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933. This Form N-14 is being filed in connection with a reorganization in which Transamerica Templeton Global VP, a separate series of the Trust, will acquire all of the assets of Transamerica Capital Guardian Global VP, also a separate series of the Trust, in exchange for shares of Transamerica Templeton Global VP and the assumption by Transamerica Templeton Global VP of the liabilities of Transamerica Capital Guardian Global VP. No fees are required in connection with this filing.
Please direct any questions concerning this filing to the undersigned at (727) 299-1844.

Very truly yours,

/s/ Robert S. Lamont, Jr.
Robert S. Lamont, Jr.
Vice President and Senior Counsel

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